EATON VANCE BALANCED FUND
EATON VANCE CORE BOND FUND
EATON VANCE DIVIDEND BUILDER FUND
EATON VANCE INDIA FUND
(formerly Eaton Vance Greater India Fund)
EATON VANCE GROWTH FUND
EATON VANCE LARGE-CAP VALUE FUND
EATON VANCE SMALL-CAP FUND
EATON VANCE STOCK FUND
EATON VANCE TAX-MANAGED GROWTH FUND 1.1
EATON VANCE TAX-MANAGED GROWTH FUND 1.2
PARAMETRIC COMMODITY STRATEGY FUND
Supplement to Prospectuses dated May 1, 2025,
as may be supplemented and/or revised from time to time

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND
PARAMETRIC EMERGING MARKETS FUND
PARAMETRIC INTERNATIONAL EQUITY FUND
PARAMETRIC TABS 1-TO-10 YEAR LADDERED MUNICIPAL BOND FUND
PARAMETRIC TABS 5-TO-15 YEAR LADDERED MUNICIPAL BOND FUND
PARAMETRIC TABS INTERMEDIATE-TERM MUNICIPAL BOND FUND
PARAMETRIC TABS SHORT-TERM MUNICIPAL BOND FUND
PARAMETRIC VOLATILITY RISK PREMIUM – DEFENSIVE FUND
Supplement to Prospectuses dated June 1, 2025,
as may be supplemented and/or revised from time to time

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND
EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND
Supplement to Prospectus dated July 1, 2025,
as may be supplemented and/or revised from time to time

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND
EATON VANCE NATIONAL ULTRA-SHORT MUNICIPAL INCOME FUND
EATON VANCE SHORT DURATION MUNICIPAL OPPORTUNITIES FUND
Supplement to Prospectuses dated August 1, 2025,
as may be supplemented and/or revised from time to time

PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND
Supplement to Prospectus dated November 1, 2025,
as may be supplemented and/or revised from time to time

EATON VANCE ARIZONA MUNICIPAL INCOME FUND
EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND
EATON VANCE EMERGING MARKETS DEBT OPPORTUNITIES FUND
EATON VANCE MINNESOTA MUNICIPAL INCOME FUND
EATON VANCE MUNICIPAL OPPORTUNITIES FUND
EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND
EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND
Supplement to Prospectuses dated December 1, 2025,
as may be supplemented and/or revised from time to time

EATON VANCE ALL ASSET STRATEGY FUND
(formerly RBA All Asset Strategy Fund)
EATON VANCE CHINA EQUITY FUND
(formerly Eaton Vance Greater China Growth Fund)
EATON VANCE EQUITY STRATEGY FUND
(formerly RBA Equity Strategy Fund)
EATON VANCE GEORGIA MUNICIPAL INCOME FUND
EATON VANCE MARYLAND MUNICIPAL INCOME FUND
EATON VANCE MISSOURI MUNICIPAL INCOME FUND
EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE OREGON MUNICIPAL INCOME FUND
EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE VIRGINIA MUNICIPAL INCOME FUND
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND
Supplement to Prospectuses dated January 1, 2026,
as may be supplemented and/or revised from time to time

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND
EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND
EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND
EATON VANCE ATLANTA CAPITAL SMID-CAP FUND
EATON VANCE CALIFORNIA MUNICIPAL OPPORTUNITIES FUND
EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND
EATON VANCE NATIONAL MUNICIPAL INCOME FUND
EATON VANCE NEW YORK MUNICIPAL INCOME FUND
EATON VANCE OHIO MUNICIPAL INCOME FUND
EATON VANCE TOTAL RETURN BOND FUND
Supplement to Prospectuses dated February 1, 2026,
as may be supplemented and/or revised from time to time

EATON VANCE DIVERSIFIED CURRENCY INCOME FUND
(formerly Eaton Vance Global Sovereign Opportunities Fund)
EATON VANCE EMERGING AND FRONTIER COUNTRIES EQUITY FUND
EATON VANCE EMERGING MARKETS LOCAL INCOME FUND
EATON VANCE FLOATING-RATE ADVANTAGE FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND
EATON VANCE GLOBAL EQUITY INCOME FUND
EATON VANCE GLOBAL INCOME BUILDER FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND
EATON VANCE GOVERNMENT OPPORTUNITIES FUND
EATON VANCE HIGH INCOME OPPORTUNITIES FUND
EATON VANCE INCOME FUND OF BOSTON
EATON VANCE MULTI-ASSET CREDIT FUND
EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND
EATON VANCE SHORT DURATION HIGH INCOME FUND
EATON VANCE SHORT DURATION INFLATION-PROTECTED INCOME FUND
EATON VANCE STRATEGIC INCOME FUND
EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND
EATON VANCE TAX-MANAGED SMALL-CAP FUND
EATON VANCE TAX-MANAGED VALUE FUND
Supplement to Prospectuses dated March 1, 2026,
as may be supplemented and/or revised from time to time

EATON VANCE INTERNATIONAL SMALL-CAP FUND
Supplement to Prospectus dated April 1, 2026,
as may be supplemented and/or revised from time to time

The following replaces “Shareholder Inquires” on the back cover:

Shareholder Inquiries: You can obtain more information from Eaton Vance Shareholder Services or the Fund transfer agent, BNY Mellon Investment Servicing (US) Inc. If you own shares and would like to add to, redeem from or change your account, please write or call below:

Regular Mailing Address: Eaton Vance Funds P.O. Box 534439 Pittsburgh, PA 15253-4439	Overnight Mailing Address: Eaton Vance Funds Attention: 534439 1350 Penn Avenue, Suite 102 Pittsburgh, PA 15222	Phone Number: 1-800-262-1122 Monday – Friday 8:30 a.m. – 5:30 p.m. ET

April 20, 2026	48684-00 4.20.26

3